Credit Risk - Disclosure of Mortgage Loan Size (Details) - Credit risk - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Stock
Disclosure of credit risk exposure [line items]
Mortgage loans average size	£ 201	£ 193
New business
Disclosure of credit risk exposure [line items]
Mortgage loans average size	£ 254	£ 246
Over £1.0m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	3.00%	2.00%
£0.5m to £1.0m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	11.00%	10.00%
£0.25m to £0.5m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	32.00%	31.00%
Below £0.25m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	54.00%	57.00%